FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis - foreign exchange rate exposure (Details) - Currency Risk	12 Months Ended
Dec. 31, 2022 BRL (R$)
Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$)	5.2177
Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in foreign exchange rate	25.00%
Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in foreign exchange rate	50.00%
Cash and cash equivalents | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	R$ 8,039,218,000
Cash and cash equivalents | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	2,009,805,000
Cash and cash equivalents | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	4,019,609,000
Marketable securities | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	4,510,652,000
Marketable securities | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	1,127,663,000
Marketable securities | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	2,255,326,000
Trade accounts receivable | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	7,612,768,000
Trade accounts receivable | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	1,903,192,000
Trade accounts receivable | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	3,806,384,000
Trade accounts payable | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(2,030,806,000)
Trade accounts payable | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(507,702,000)
Trade accounts payable | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(1,015,403,000)
Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(61,216,140,000)
Loans and financing | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(15,304,035,000)
Loans and financing | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(30,608,070,000)
Liabilities for asset acquisitions and associates | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(2,053,259,000)
Liabilities for asset acquisitions and associates | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(513,315,000)
Liabilities for asset acquisitions and associates | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(1,026,630,000)
Dollar/Real | Derivative options | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	1,596,089,000
Dollar/Real | Derivative options | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(5,557,847,000)
Dollar/Real | Derivative options | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(12,762,202,000)
Dollar/Real | Derivative swaps | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(1,768,134,000)
Dollar/Real | Derivative swaps | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(2,862,661,000)
Dollar/Real | Derivative swaps | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(5,725,322,000)
Dollar/Real | Derivatives Non Deliverable Forward ("NDF") | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(2,474,000)
Dollar/Real | Derivatives Non Deliverable Forward ("NDF") | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(314,397,000)
Dollar/Real | Derivatives Non Deliverable Forward ("NDF") | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(628,793,000)
Dollar/Real | Embedded derivatives | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	40,418,000
Dollar/Real | Embedded derivatives | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(71,082,000)
Dollar/Real | Embedded derivatives | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(142,165,000)
Dollar/Real | NDF parity derivatives | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	161,055,000
Dollar/Real | NDF parity derivatives | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(40,264,000)
Dollar/Real | NDF parity derivatives | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(80,528,000)
Dollar/Euro | NDF parity derivatives | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	161,055,000
Dollar/Euro | NDF parity derivatives | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(724,977,000)
Dollar/Euro | NDF parity derivatives | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	R$ (1,449,953,000)